Income Taxes (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Income Taxes [Line Items]
Provision amount (in Dollars)	$ (70,645)
Win-Fung [Member]
Income Taxes [Line Items]
Percentage of estimated assessable profit	24.00%
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate	16.50%